Basis of Presentation and Summary of Significant Accounting Policies - Unredeemed Site Credits (Details)	3 Months Ended
Mar. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Unredeemed site credits, breakage recognition period	2 years